Item 1. Report to Shareholders

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Certified Financials

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Small-Cap Value shares
                     6 Months      Year
                        Ended     Ended
                      6/30/03  12/31/02  12/31/01  12/31/00 12/31/99  12/31/98

NET ASSET VALUE
Beginning of
period                $ 21.94  $  22.66  $  19.14  $  17.62  $ 18.97  $  23.40

Investment activities
  Net investment
  income (loss)          0.05      0.15      0.17      0.21     0.17      0.25

  Net realized and
  unrealized gain
  (loss)                 2.74     (0.56)     4.00      3.19        -     (3.23)

  Total from
  investment
  activities             2.79     (0.41)     4.17      3.40     0.17     (2.98)

Distributions
  Net investment
  income                    -     (0.14)    (0.17)    (0.20)   (0.17)    (0.25)

  Net realized gain         -     (0.18)    (0.48)    (1.68)   (1.35)    (1.20)

  Total distributions       -     (0.32)    (0.65)    (1.88)   (1.52)    (1.45)

  Redemption fees
  added to
  paid-in-capital           -      0.01         -         -        -         -

NET ASSET VALUE
End of period         $ 24.73  $  21.94  $  22.66  $  19.14  $ 17.62  $  18.97
                      ----------------------------------------------------------

Ratios/Supplemental Data

Total return^          12.72%   (1.76)%    21.94%    19.77%   1.19%   (12.47)%

Ratio of total
expenses to
average net
assets                  0.91%!    0.89%     0.89%     0.90%    0.92%     0.87%

Ratio of net
investment income
(loss) to average
net assets              0.45%!    0.66%     0.88%     1.06%    0.84%     1.02%

Portfolio
turnover rate           10.5%!    12.2%     16.8%     14.4%     7.3%     17.3%

Net assets,
end of period
(in millions)         $ 2,664  $   2,395 $   2,012 $  1,361  $ 1,262  $  1,632

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------
Small-Cap Value-Advisor Class shares

                        6 Months           Year                      3/31/00
                           Ended          Ended                      Through
                         6/30/03       12/31/02      12/31/01       12/31/00

NET ASSET VALUE
Beginning of period     $  21.86       $  22.64      $  19.14       $  18.23

Investment activities
  Net investment
  income (loss)             0.04           0.14          0.10           0.10

  Net realized and
  unrealized gain (loss)    2.73          (0.60)         4.05           2.69

  Total from
  investment activities     2.77          (0.46)         4.15           2.79

Distributions
  Net investment income        -          (0.14)        (0.17)         (0.20)

  Net realized gains           -          (0.18)        (0.48)         (1.68)

  Total distributions          -          (0.32)        (0.65)         (1.88)

NET ASSET VALUE
End of period           $  24.63       $  21.86      $  22.64       $  19.14
                        --------------------------------------------------------

Ratios/Supplemental Data

Total return^             12.67%        (2.02)%        21.84%         15.77%

Ratio of total
expenses to
average net assets         1.03%!         1.06%         1.05%          0.80%!

Ratio of net
investment income
(loss) to average
net assets                 0.33%!         0.64%         0.86%          1.50%!

Portfolio
turnover rate              10.5%!         12.2%         16.8%          14.4%

Net assets,
end of period
(in thousands)          $200,605       $159,030      $ 25,296       $  1,408

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

PORTFOLIO OF INVESTMENTS                           Shares/Par           Value
--------------------------------------------------------------------------------
                                                                 In thousands
COMMON STOCKS & WARRANTS 94.4%

CONSUMER DISCRETIONARY  17.2%

Auto Components  0.9%
Keystone Automotive *                                355,900   $       6,499

R & B *                                              400,000           4,260

Shiloh Industries *                                  300,000             969

Strattec Security *!                                 275,000          14,630
                                                                      26,358

Hotels, Restaurants & Leisure  3.5%
Applebee's                                           337,500          10,608

Champps Entertainment *!                             400,000           2,008

Champps Entertainment, Warrants *++@                  93,809               0

Garden Fresh Restaurant *!                           475,000           4,275

Orient-Express, Class A *                            350,000           5,163

Rare Hospitality International *!                  1,119,700          36,592

Ruby Tuesday                                       1,285,500          31,790

Steak 'N Shake *                                     590,000           8,997
                                                                      99,433

Household Durables  2.8%
Chromcraft Revington *!                            1,000,000          12,440

CSS Industries !                                     620,000          23,901

Rayovac *                                            800,000          10,360

Skyline !                                            505,000          15,150

Stanley Furniture !                                  380,000          10,416

WCI Communities, REIT *                              500,000           9,615
                                                                      81,882

Leisure Equipment & Products  0.5%
SCP Pool *                                           413,500          14,224
                                                                      14,224

Media  2.5%
Courier !                                            420,000          21,630

Journal Register *                                 1,100,000          19,899

Obie Media *!                                        441,000             851

Saga Communications, Class A *                     1,454,600          28,292

                                                                      70,672

Multiline Retail  0.3%
Fred's, Class A                                      245,000   $       9,109
                                                                       9,109

Specialty Retail  5.2%
Aaron Rents, Class A !                               227,500           5,528

Aaron Rents, Class B !                               981,600          25,326

Building Materials Holdings !                        900,000          13,329

Genesco *                                            425,000           7,522

Hancock Fabrics !                                  1,525,000          24,629

Haverty Furniture                                    850,000          14,875

Hibbett Sporting Goods *                             450,000          14,823

S & K Famous Brands *!                               300,300           4,504

Stein Mart *                                       1,842,700          11,038

TBC *!                                             1,402,300          26,714
                                                                     148,288

Textiles, Apparel, & Luxury Goods  1.5%
Culp *!                                              725,000           5,002

Cutter & Buck *!                                     800,000           4,072

Madden Steven *!                                     950,000          20,748

Tropical Sportswear International *                  100,000             725

Unifi *                                              950,000           5,890

Velcro Industries                                    701,800           7,720
                                                                      44,157

Total Consumer Discretionary                                         494,123


CONSUMER STAPLES  2.0%

Beverages  0.1%
Chalone Wine Group *                                 308,200           2,395
                                                                       2,395

Food & Staples Retailing  0.5%
Casey's General Stores                               424,700           6,005

Wild Oats Markets *                                  825,000           8,993
                                                                      14,998

Food Products  0.8%
American Italian Pasta, Class A *                    350,000   $      14,577

Monterey Pasta *!                                    800,000           3,960

Packaged Ice *!                                    1,202,200           4,100
                                                                      22,637

Household Products  0.2%
Oil-Dri !                                            470,000           5,640
                                                                       5,640

Personal Products  0.1%
Playtex Products *                                   350,000           2,247
                                                                       2,247

Tobacco  0.3%
Standard Commercial                                  600,000          10,200
                                                                      10,200

Total Consumer Staples                                                58,117


ENERGY  5.2%

Energy Equipment & Services  2.5%
Atwood Oceanics *                                    306,500           8,321

Carbo Ceramics                                       200,000           7,450

Compagnie Generale de Geophysique ADR *              500,000           2,260

Hydril *                                             325,000           8,856

Lone Star Technologies *                             508,700          10,774

TETRA Technologies *!                                737,600          21,870

Trico Marine Services *                            1,000,000           3,920

W-H Energy Services *                                420,000           8,182
                                                                      71,633

Oil & Gas  2.7%
Encore Aquisition *                                1,102,600          21,115

Magnum Hunter Resources *                            800,000           6,392

Penn Virginia                                        430,000          18,490

Ultra Petroleum *                                    925,000          11,942

XTO Energy                                         1,000,000          20,110
                                                                      78,049

Total Energy                                                         149,682

FINANCIALS  24.6%

Capital Markets  1.7%
Allied Capital                                     1,275,000   $      29,453

American Capital Strategies                          450,000          11,223

Capital Southwest                                     80,000           4,593

Gladstone Capital                                    100,000           2,063

Sanders Morris Harris Group                          175,000           1,566
                                                                      48,898

Commercial Banks  7.9%
Boston Private Financial                             325,000           6,851

CoBiz                                                336,000           4,549

Community First Bankshares                         1,200,000          32,760

East West Bancorp                                    911,500          32,942

First Financial Fund                                 650,000          10,042

First Republic Bank *!                               825,000          21,945

Glacier Bancorp                                      645,040          15,881

Silicon Valley Bancshares *                          743,000          17,691

Southwest Bancorp *                                  300,000           9,753

Texas Regional Bancshares, Class A                   929,170          32,242

UCBH Holdings                                      1,000,000          28,680

Wintrust Financial                                   400,000          11,840
                                                                     225,176

Insurance  6.9%
Brown and Brown                                    1,625,000          52,813

Hilb Rogal and Hamilton                              100,000           3,404

Horace Mann Educators                                200,000           3,226

Hub International                                    453,000           7,746

Markel *                                             120,000          30,720

MaxRe Capital                                        900,000          13,473

Midland                                              638,900          14,190

Ohio Casualty *                                      550,000           7,249

ProAssurance *!                                    1,550,000          41,835

Scottish Annuity & Life                              400,000           8,084

Triad Guaranty *                                     413,000          15,673
                                                                     198,413

Real Estate  8.1%
Bedford Property Investors, REIT !                   963,700   $      27,369

EastGroup Properties, REIT                           225,000           6,075

Gables Residential Trust, REIT                       950,000          28,718

Glenborough Realty Trust, REIT                     1,022,200          19,575

Innkeepers USA, REIT !                             1,923,100          13,077

Kilroy Realty, REIT                                1,215,900          33,437

LaSalle Hotel Properties, REIT                       750,000          11,085

National Health Realty, REIT !                       650,000          10,394

Sun Communities, REIT !                            1,011,500          39,752

Trammell Crow *                                    1,500,000          15,915

Washington, REIT                                   1,010,800          27,494
                                                                     232,891

Total Financials                                                     705,378


HEALTH CARE  5.7%

Biotechnology  1.9%
deCODE GENETICS *                                    657,100           2,050

Diversa *                                          1,400,000          13,762

Exelixis *                                         1,976,400          13,716

Lexicon Genetics *                                   250,000           1,678

Neurocrine Biosciences *                              20,000             999

NPS  Pharmaceuticals *                                94,500           2,300

Progenics Pharmaceuticals *                          375,000           5,647

Sequenom *                                           500,000           1,360

Strategic Diagnostics *                              775,000           3,457

Transkaryotic Therapies *                            750,000           8,655
                                                                      53,624

Health Care Equipment & Supplies  2.0%
Analogic                                             300,000          14,628

Arrow International                                  453,300          20,013

Atrion *!                                            175,000           4,846

IRIDEX *!                                            350,000           1,312

Matthews International, Class A                       83,000           2,055

Quidel *!                                          1,750,000          10,885

Sonic Innovations *!                               1,000,000           3,610
                                                                      57,349

Health Care Providers & Services  1.4%
Capital Senior Living *!                           1,204,900   $       3,771

Owens & Minor                                      1,374,700          30,724

Radiologix *                                         650,000           2,730

SRI Surgical Express *!                              400,000           2,744
                                                                      39,969

Pharmaceuticals  0.4%
Bone Care International *!                           843,500          11,725
                                                                      11,725

Total Health Care                                                    162,667


INDUSTRIALS & BUSINESS SERVICES  19.4%

Aerospace & Defense  0.3%
EDO                                                  300,000           5,310

TransTechnology *!                                   450,000           2,448
                                                                       7,758

Air Freight & Logistics  0.7%
Hub Group, Class A *!                                357,600           3,140

UTi Worldwide                                        569,000          17,747
                                                                      20,887

Airlines  0.4%
Frontier Airlines *                                1,150,000          10,442

Midwest Express Holdings *                           300,800             788
                                                                      11,230

Building Products  0.1%
Elcor                                                100,000           2,250
                                                                       2,250

Commercial Services & Supplies  6.9%
Casella Waste Systems, Class A *!                  1,485,000          13,409

Central Parking                                      575,000           7,107

CompX International !                                416,800           2,326

Electro Rent *!                                    2,005,400          21,618

FTI Consulting *                                   1,275,000          31,837

G&K Services, Class A                                515,000          15,244

Intergrated Water Resources *                        200,000              50

Ionics *                                             552,000          12,348

Landauer !                                           555,000   $      23,216

Layne Christensen *                                  403,600           3,257

McGrath RentCorp !                                   750,000          20,055

RemedyTemp Inc., Class A *!                          587,500           5,423

Right Management Consultants *!                    1,590,000          20,113

Tetra Tech *                                       1,000,000          17,130

Waste Connections *                                  152,200           5,335

Waterlink *!                                       1,166,350              22
                                                                     198,490

Construction & Engineering  1.0%
Corrpro Companies *                                  303,500             161

Insituform Technologies, Class A *!                1,571,400          27,782
                                                                      27,943

Electrical Equipment  2.5%
C&D Technologies                                   1,100,000          15,796

Franklin Electric                                    409,600          22,794

Genlyte Group *                                      150,000           5,246

LSI Industries                                       485,700           5,391

Penn Engineering & Manufacturing !                   610,000           8,327

Penn Engineering & Manufacturing, Class A !          315,000           3,824

Woodward Governor                                    200,000           8,600
                                                                      69,978

Industrial Conglomerates  1.2%
Lydall *!                                          1,250,300          13,378

Raven Industries !                                 1,050,000          20,916
                                                                      34,294

Machinery  2.8%
3D Systems *!                                      1,032,000           7,255

Badger Meter                                         150,000           3,862

BHA Group, Class A !                                 600,000          11,886

Joy Global *                                         200,000           2,954

K-Tron *!                                            256,323           3,776

Nordson                                              520,000          12,402

Oshkosh Truck, Class B                               200,000          11,864

Thomas Industries !                                  955,200          25,838
                                                                      79,837

Marine  1.0%
International Shipholding *!                         695,000   $       7,506

Kirby Corporation *                                  100,000           2,820

Overseas Shipholding Group                           875,000          19,259
                                                                      29,585

Road & Rail  2.2%
Dollar Thrifty Auto Group *                          900,000          16,695

Landstar Systems *                                   711,900          44,743

Transport Corp of America *!                         504,400           2,799

                                                                      64,237

Trading Companies & Distributors  0.3%
Aceto !                                              525,000           9,765
                                                                       9,765

Total Industrials & Business Services                                556,254


INFORMATION TECHNOLOGY  8.8%

Communications Equipment  1.6%
Cable Design Technologies *!                       2,350,000          16,803

Comarco *!                                           575,500           4,086

Ixia *                                             1,300,000           8,359

Netsolve *!                                          675,000           5,636

Packeteer *                                          625,000           9,731
                                                                      44,615

Computer & Peripherals  0.5%
SBS Technologies *                                   406,700           3,998

Synaptics *                                          850,000          11,441
                                                                      15,439

Electronic Equipment & Instruments  1.6%
FLIR Systems *                                       520,000          15,678

Littelfuse *                                         377,800           8,448

Methode Electronics, Class A                         450,000           4,837

Planar Systems *                                     500,000           9,780

Richardson Electronics !                             726,500           5,885
                                                                      44,628

Internet Software & Services  0.8%
MatrixOne *                                          850,000   $       4,879

Netegrity *                                          800,000           4,672

OneSource Information Services *                     550,000           4,103

Stellent *                                           122,000             659

Websense *                                           600,000           9,396
                                                                      23,709

IT Services  1.0%
Analysts International *                             400,000             997

Keane *                                            1,100,000          14,993

MPS Group *                                        1,850,000          12,728
                                                                      28,718

Semiconductor & Semiconductor Equipment  2.0%
ATMI *                                               610,900          15,254

Advanced Power Technology *!                         850,000           6,570

California Micro Devices *!                        1,050,000           2,258

California Micro Devices, Warrants *++@               37,500               0

Entegris *                                           400,000           5,376

Exar *                                               500,000           7,915

Helix Technology                                     550,000           7,276

Mykrolis *                                         1,200,000          12,180
                                                                      56,829

Software  1.3%
Catapult Communications *                            551,000           5,852

Magma Design Automation *                            150,000           2,572

Moldflow *!                                          500,000           4,480

NetIQ *                                              200,000           3,092

Progress Software *                                  420,300           8,713

Speechworks International *                        1,000,000           4,700

SPSS *                                               417,900           6,996

Vastera *                                            200,000           1,194
                                                                      37,599

Total Information Technology                                         251,537

MATERIALS  7.1%

Chemicals  2.2%
Airgas                                               310,000   $       5,192

American Vanguard !                                  450,001           8,280

Arch Chemicals                                       438,200           8,370

Lesco *                                              425,000           3,787

MacDermid                                            260,000           6,838

Material Sciences                                    600,000           5,820

Minerals Technologies                                100,000           4,866

Penford                                              175,000           1,955

Penford *++@                                         650,000           6,897

Symyx Technologies *                                 484,300           7,904

Valley National Gases *!                             700,000           4,165
                                                                      64,074

Construction Materials  1.2%
Ameron International !                               507,200          17,635

Florida Rock Industries                              432,800          17,866
                                                                      35,501

Containers & Packaging  0.5%
Applied Extrusion Technologies *!                  1,000,000           2,420

Constar International *                              450,000           3,416

Myers Industries                                     425,000           4,037

Peak International Limited *!                      1,000,000           4,449
                                                                      14,322

Metals & Mining  1.4%
Carpenter Technology                                 810,000          12,636

Cleveland-Cliffs *                                   325,000           5,801

Gibraltar Steel                                      788,200          16,143

Gold Fields (ZAR)                                    150,000           1,795

Synalloy *!                                          400,000           2,172
                                                                      38,547

Paper & Forest Products  1.8%
Buckeye Technologies *                               800,000           5,440

Deltic Timber !                                      671,800          19,113

Potlatch                                             670,000          17,252

Wausau-Mosinee Paper                                 875,000           9,800
                                                                      51,605

Total Materials                                                      204,049

TELECOMMUNICATION SERVICES  0.1%

Diversified Telecommunication Services  0.1%

Hickory Technology                                   130,200   $       1,458

Total Telecommunication Services                                       1,458


TRUSTS & MUTUAL FUNDS  0.5%

Trusts & Mutual Funds  0.5%
iShares Russell 2000 Value                           100,000          12,860

Total Trusts & Mutual Funds                                           12,860


UTILITIES  3.1%

Electric Utilities  2.2%
Black Hills                                          809,900          24,864

Cleco                                                925,000          16,021

El Paso Electric *                                   600,000           7,398

Otter Tail                                           558,500          15,068
                                                                      63,351

Multi-Utilities & Unregulated Power  0.5%
Vectren                                              511,400          12,811
                                                                      12,811

Water Utilities  0.4%
Southwest Water !                                    300,000           4,191

Southwest Water ++!@                                 554,017           6,966

Western Water *!                                     664,500             149
                                                                      11,306

Total Utilities                                                       87,468

Total Miscellaneous Common Stocks  0.7%                               21,024

Total Common Stocks & Warrants (Cost $2,046,176)                   2,704,617


CONVERTIBLE PREFERRED STOCKS  0.1%

3D Systems, Series B *++@                            263,482           1,423

Western Water, Series C *++!@                          2,259              28

Total Convertible Preferred Stocks (Cost $3,581)                       1,451

CONVERTIBLE BONDS  0.6%

Champps Entertainment, 5.50%, 12/1/07 !@           4,000,000   $       3,010

CNet, 5.00%, 3/1/06 !                             10,000,000           9,222

Richardson Electronics, 7.25%, 12/15/06 !          4,675,000           3,661

Total Convertible Bonds (Cost  $15,156)                               15,893


CORPORATE BONDS  0.3%

Packaged Ice, Series B, 9.75%, 2/1/05 !            5,000,000           5,050

Paxson Communications, 10.75%, 7/15/08             3,000,000           3,240

Paxson Communications, STEP, 0%, 1/15/09           2,000,000           1,660

Total Corporate Bonds (Cost  $9,038)                                   9,950


SHORT-TERM INVESTMENTS  4.6%

Money Market Fund  4.5%
T. Rowe Price Reserve Investment Fund, 1.16% #   129,914,526         129,915
                                                                     129,915
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 0.869%, 12/18/03 **           3,550,000           3,535
                                                                       3,535

Total Short-Term Investments (Cost $133,450)                         133,450

                                                                        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Total Investment in Securities
100.0% of Net Assets (Cost $2,207,401)                         $   2,865,361


FUTURES CONTRACTS
-----------------
                                 Contract         Unrealized
                    Expiration   Value            Gain (Loss)
                    ----------   -------------    ------------
                                           In thousands
Long, 220 Russell
2000 Index contracts,
$3,550,000 of U.S.
Treasury Bills
pledged as initial
margin              9/03         $     49,324    $      (853)

Net payments
(receipts) of
variation
margin to date                                         1,035

Variation margin
receivable (payable)
on open futures
contracts                                                                182

Other Assets
Less Liabilities                                                        (552)

NET ASSETS                                                     $   2,864,991
                                                               -------------

     #    Seven-day yield
     *    Non-income producing
    ** All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2003 - See Note 2.
     !    Affiliated company - See Note 2.
    ++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $15,314,000 and represents 0.5% of net assets
     @    Security valued by the Fund's Board of Directors
   ADR    American Depository Receipts
  REIT    Real Estate Investment Trust
  STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
   ZAR    South African rand

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands


Assets

Investments in securities, at value

  Affiliated companies (cost $698,569)                           $     891,629

  Other companies (cost $ 1,508,832)                                 1,973,732

Total investments in securities                                      2,865,361

Other assets                                                             7,145

Total assets                                                         2,872,506

Liabilities

Total liabilities                                                        7,515


NET ASSETS                                                       $   2,864,991
                                                                 -------------

Net Assets Consist of:

Undistributed net investment income (loss)                       $       5,661

Undistributed net realized gain (loss)                                  26,119

Net unrealized gain (loss)                                             657,107

Paid-in-capital applicable to 115,899,406 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                      2,176,104


NET ASSETS                                                       $   2,864,991
                                                                 -------------

NET ASSET VALUE PER SHARE

Small-Cap Value shares

($2,664,385,575/107,754,151 shares outstanding)                  $      24.73
                                                                 ------------

Small-Cap Value-Advisor Class shares

($200,604,966/8,145,255 shares outstanding)                      $      24.63
                                                                 ------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)

Income
  Dividend                                                          $    14,821

  Interest                                                                1,796

  Income distributions from mutual funds                                    721

  Other                                                                      10

  Total income                                                           17,348

Expenses
  Investment management                                                   8,564

  Shareholder servicing
    Small-Cap Value shares                                                2,556
    Small-Cap Value-Advisor Class shares                                     84

  Distribution-Small-Cap Value-Advisor Class shares                         214

  Prospectus and shareholder reports
    Small-Cap Value shares                                                  156
    Small-Cap Value-Advisor Class shares                                      1

  Custody and accounting                                                    112

  Registration                                                               62

  Legal and audit                                                            11

  Directors                                                                   9

  Total expenses                                                         11,769

  Expenses paid indirectly                                                  (26)

  Net expenses                                                           11,743

Net investment income (loss)                                              5,605

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              1,030

  Futures                                                                 7,311

  Foreign currency transactions                                              (4)

  Net realized gain (loss)                                                8,337

Change in net unrealized gain (loss)
  Securities                                                            306,618

  Futures                                                                   (46)

  Change in net unrealized gain (loss)                                  306,572

Net realized and unrealized gain (loss)                                 314,909

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   320,514
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                    6 Months               Year
                                                       Ended              Ended
                                                     6/30/03           12/31/02

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                  $      5,605       $     16,728

  Net realized gain (loss)                             8,337             32,178

  Change in net unrealized gain (loss)               306,572           (168,823)

  Increase (decrease) in net assets
  from operations                                    320,514           (119,917)


Distributions to shareholders
  Net investment income
    Small-Cap Value shares                                 -            (15,128)
    Small-Cap Value-Advisor Class shares                   -               (997)

  Net realized gain
    Small-Cap Value shares                                 -            (19,447)
    Small-Cap Value-Advisor Class shares                   -             (1,282)

  Decrease in net assets from distributions                -            (36,854)


Capital share transactions *

  Shares sold
    Small-Cap Value shares                           211,287          1,229,724
    Small-Cap Value-Advisor Class shares              34,531            163,708

  Distributions reinvested
    Small-Cap Value shares                                 -             32,700
    Small-Cap Value-Advisor Class shares                   -              2,262

  Shares redeemed
    Small-Cap Value shares                          (239,892)          (735,378)
    Small-Cap Value-Advisor Class shares             (15,403)           (20,980)

  Redemption fees received
    Small-Cap Value shares                               225              1,135

  Increase (decrease) in net assets from
  capital share transactions                          (9,252)           673,171


Net Assets

Increase (decrease) during period                    311,262            516,400

Beginning of period                                2,553,729          2,037,329

End of period                                   $  2,864,991       $  2,553,729
                                                --------------------------------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                    6 Months               Year
                                                       Ended              Ended
                                                     6/30/03           12/31/02

*Share information
    Shares sold
      Small-Cap Value shares                          9,490             50,979
      Small-Cap Value-Advisor Class shares            1,557              6,996

    Distributions reinvested
      Small-Cap Value shares                              -              1,500
      Small-Cap Value-Advisor Class shares                -                104

    Shares redeemed
      Small-Cap Value shares                        (10,905)           (32,086)
      Small-Cap Value-Advisor Class shares             (686)              (944)

    Increase (decrease) in shares outstanding          (544)            26,549

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has two classes of shares: Small-Cap Value Fund (Small-Cap Value Class), offered since June 30,1988, and Small-Cap Value Fund--Advisor Class (Advisor Class), which was first offered on March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Class Accounting
     The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $26,000 and $0, respectively, for the six months ended June 30, 2003.

     Redemption Fees
     A 1.0% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended June 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2003, the value of affiliated companies totaled $891,629,000, representing 31.1% of the value of the fund's investments in securities. For the six months then ended, $5,381,000 (36.3%) of dividend income, $1,391,000 (77.4%) of interest income, and $16,669,000 (199.9%) of net realized loss reflected in the accompanying financial statements resulted from transactions with affiliated companies.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $130,551,000 and $129,775,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     At June 30, 2003, the cost of investments for federal income tax purposes was $2,207,401,000. Net unrealized gain aggregated $657,107,000 at period-end, of which $856,060,000 related to appreciated investments and $198,953,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,572,000.

     Through December 31, 2003, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.15%. Thereafter, through December 31, 2005, the Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.15% for the Advisor Class. This agreement had no impact on the fund's total expenses during the six months ended June 30, 2003 and, at that date, no amounts were subject to future reimbursement by the fund.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Small-Cap Value class. Expenses incurred pursuant to these service agreements totaled $1,977,000 for the six months ended June 30, 2003, of which $373,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $721,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003